Warrants (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Common Stock Warrants Granted	0	9,725,000	39,000,000
Common Stock Warrants exercised	0	47,008,834	3,658,914
Warrants Oustanding		56,934,325	94,218,159
Warrants Cancelled	1,187,500
Options Granted to purchase Common stock	650,000